Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current	$ 788,815	$ 680,756	$ 554,082
Deferred	(312,997)	(132,319)	(101,232)
Total	$ 475,818	$ 548,437	$ 452,850